EQUITY - Schedule Of Non-controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity	$ 165,383	$ 168,242
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	119,406	122,465
Common shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	114,389	117,318
Preferred shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	$ 5,017	$ 5,147